Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
Inventories

	2018	2017
	$	$

Gold and silver bullion	35,052	47,916
In-process inventory	16,345	11,464
Ore stock-pile inventory	58,546	55,498
Materials and supplies	124,028	91,567
	233,971	206,445

Ore stock-pile inventory includes amounts for the Fekola Mine of $37 million (2017 - $39 million), for the Otjikoto Mine of $18 million (2017 – $13 million), and for the Masbate Mine of $2 million (2017 - $4 million).

At December 31, 2018, the Company recorded a net realizable value adjustment of $2 million (2017 - $2 million) with respect to the carrying value of certain gold bullion and in-process inventory balances related to El Limon and La Libertad mines.